                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 580
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


          /s/ Andrea McMahon            Omaha, Nebraska   8/4/10
-------------------------------------   ---------------   ------
             [Signature]                 [City, State]    [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number    Name
 --------------------    ----

28-__________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:         124

Form 13F Information Table Value Total:    $265,505
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.   Form 13F File Number   Name
 ---   --------------------   ----
NONE   28-10990               MGA Holdings, L.L.C.

[Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F
30-Jun-10

                                                                                                    Voting Authority
                               Title of                 Value   Shares/ Sh/ Put/ Invstmt   Other  -------------------
           Name of Issuer        class      CUSIP     (x$1000)  Prn Amt Prn Call Dscretn Managers  Sole  Shared  None
------------------------------ -------- ------------ ---------- ------- --- ---- ------- -------- ------ ------ -----
Abbott Laboratories            COM      002824100          6815  145685 SH       Defined          142735         2950
Alliant Techsystems            COM      018804104           411    6625 SH       Defined            6625
Amedisys Inc                   COM      023436108           440   10000 SH       Defined           10000
American States Water Co       COM      029899101           489   14745 SH       Defined           14745
Apogee Enterprises Inc         COM      037598109           315   29100 SH       Defined           29100
Apollo Group Inc CL A          COM      037604105          4148   97675 SH       Defined           95675         2000
Atlantic Tele Network          COM      049079205          1150   27850 SH       Defined           27850
Atwood Oceanics Inc            COM      050095108           450   17650 SH       Defined           17650
Automatic Data Process         COM      053015103          3954   98215 SH       Defined           97130         1085
Bank of New York Mellon Corp   COM      064058100          1235   50000 SH       Defined           49100          900
Berkshire Hathaway, Inc. Cl A  COM      084670108           360       3 SH       Defined               3
Berkshire Hathaway Inc Cl B    COM      084670702          7110   89217 SH       Defined           84867         4350
Berry Petroleum Co Cl A        COM      085789105           386   15000 SH       Defined           15000
Bristol Myers Squibb Co        COM      110122108          4376  175470 SH       Defined          173530         1940
CVS/Caremark Corp              COM      126650100          4422  150806 SH       Defined          147306         3500
ChevronTexaco Corp             COM      166764100           461    6794 SH       Defined            6794
Coca-Cola Co                   COM      191216100           302    6031 SH       Defined            6031
Comtech Telecommunications     COM      205826209           410   13700 SH       Defined           13700
Conagra Inc                    COM      205887102          3431  147137 SH       Defined          144712         2425
Core Mark Hldg Co Inc          COM      218681104           474   17300 SH       Defined           17300
Corinthian Colleges            COM      218868107           825   83750 SH       Defined           82050         1700
Cubist Pharmaceuticals         COM      229678107           558   27110 SH       Defined           27110
Darden Restaurants Inc         COM      237194105           201    5164 SH       Defined            5164
DuPont (EI) De Nemours         COM      263534109           283    8175 SH       Defined            8175
Genl Electric Co               COM      369604103          2577  178732 SH       Defined          177732         1000
Global Cash Access Hld         COM      378967103            83   11450 SH       Defined           11450
Gulfmark Offshore Inc - CL A   COM      402629208           401   15300 SH       Defined           15300
Hanover Insurance Group, Inc   COM      410867105           201    4632 SH       Defined            4632
Hartford Finl Conv PFD         PFD      416515708           782   33800 SH       Defined           33800
Hewlett Packard Co             COM      428236103          4638  107160 SH       Defined          105250         1910
Horace Mann Educators          COM      440327104           503   32900 SH       Defined           32900
Intel Corp                     COM      458140100          2325  119550 SH       Defined          117300         2250
International Business Machine COM      459200101           759    6145 SH       Defined            5945          200
International Speedway CL A    COM      460335201          1625   63100 SH       Defined           62000         1100
iShares Barclays Treas Inflat  COM      464287176           485    4536 SH       Defined            1226         3310
iShares Barclays Aggregate Bon COM      464287226          4169   38868 SH       Defined           32604         6264
iShares Russell 2000 Value - E COM      464287630          2322   40715 SH       Defined           39700         1015
iShares Tr S&P Nat'l Mun Bond  COM      464288414           964    9266 SH       Defined            9266
iShares Barclays MBSFixed-Rate COM      464288588          1399   12786 SH       Defined           12637          149
iShares Barclays 1-3 Yr Credit COM      464288646          4398   42333 SH       Defined           40022         2311
Johnson & Johnson              COM      478160104          8546  144700 SH       Defined          133785        10915
Kellogg Co                     COM      487836108           205    4078 SH       Defined            4078
Kohls Corp                     COM      500255104          1587   33400 SH       Defined           33000          400
Lincoln Edl Svcs Corp          COM      533535100           642   31200 SH       Defined           31200
Mantech Intl Corp Cl A         COM      564563104           486   11410 SH       Defined           11410
Microsoft Corp                 COM      594918104          8347  362766 SH       Defined          343651        19115
Motorcar Parts & Acces         COM      620071100           286   44891 SH       Defined           44891
Mylan Laboratories             COM      628530107          2306  135350 SH       Defined          131550         3800
Owens & Minor Inc              COM      690732102           380   13400 SH       Defined           13400
Pepsico Inc                    COM      713448108          4550   74657 SH       Defined           73932          725
Pfizer Inc                     COM      717081103          4725  331348 SH       Defined          309179        22169
Procter & Gamble Co            COM      742718109          9195  153308 SH       Defined          151048         2260
Shuffle Master Inc             COM      825549108           187   23400 SH       Defined           23400
Spectra Energy Corp            COM      847560109           622   30980 SH       Defined           30403          577
Stryker Corp                   COM      863667101           394    7871 SH       Defined            7871
Sysco Corp                     COM      871829107           212    7420 SH       Defined            7420
Texas Instruments              COM      882508104          1471   63200 SH       Defined           63000          200
Tidewater Inc                  COM      886423102           419   10825 SH       Defined           10825
Transatlantic Holdings         COM      893521104          5480  114265 SH       Defined          110705         3560
United Technologies CP         COM      913017109          3853   59360 SH       Defined           58480          880
VCA Antech Inc                 COM      918194101           421   17000 SH       Defined           17000
Vanguard Bd Index Fd Total Bnd COM      921937835          1070   13147 SH       Defined           13147
Wal Mart Stores Inc            COM      931142103          4977  103537 SH       Defined          101487         2050
Walgreen Co                    COM      931422109           279   10466 SH       Defined           10466
Websense Inc                   COM      947684106           410   21700 SH       Defined           21700
Western Union Co               COM      959802109          3997  268075 SH       Defined          262238         5837

Wiley John & Sons Inc Cl A     COM      968223206           445   11504 SH       Defined           11504
World Acceptance Corp          COM      981419104           559   14600 SH       Defined           14600
Yum! Brands Inc                COM      988498101           432   11071 SH       Defined           11071
Dun & Bradstreet Corp          COM      26483E100          2395   35684 SH       Defined           35184          500
J2 Global Communications       COM      46626e205           476   21800 SH       Defined           21800
AT & T Inc                     COM      00206r102           887   36656 SH       Defined           35381         1275
Arris Group Inc                COM      04269q100           349   34292 SH       Defined           34292
CH Robinson Worldwide, Inc     COM      12541w209           208    3743 SH       Defined            3743
Cardinal Health Inc            COM      14149Y108          2551   75891 SH       Defined           74746         1145
Centene Corp                   COM      15135b101           420   19550 SH       Defined           19550
Compass Minerals Int'l         COM      20451n101          3432   48839 SH       Defined           48028          811
ConocoPhillips                 COM      20825c104          8794  179143 SH       Defined          167133        12010
Costco Whsl Corp               COM      22160K105          2013   36715 SH       Defined           36315          400
Devon Energy Corp              COM      25179M103          1235   20276 SH       Defined           20276
Endo Pharmaceutc Hldgs         COM      29264f205          6409  293700 SH       Defined          289350         4350
Ensco International PLC - ADR  ADR      29358q109          4945  125885 SH       Defined          123850         2035
Exelon Corp                    COM      30161n101           243    6400 SH       Defined            6400
Exxon Mobil Corp               COM      30231G102          4155   72805 SH       Defined           70680         2125
Google Inc CL A                COM      38259p508           395     887 SH       Defined             887
Healthspring Inc               COM      42224n101           188   12100 SH       Defined           12100
Interdigital Inc               COM      45867g101           431   17450 SH       Defined           17450
Investment Tec Grp             COM      46145f105           264   16450 SH       Defined           16450
J P Morgan Chase & Co          COM      46625h100           239    6527 SH       Defined            6527
JPMorgan Chase & Co Alerian Ml COM      46625h365           787   25474 SH       Defined           22974         2500
Kinder Morgan Management, LLC  COM      49455u100          3190   56376 SH       Defined           53321         3055
LHC Group Inc                  COM      50187a107           432   15550 SH       Defined           15550
Laboratory Corp Of America Hol COM      50540r409           499    6619 SH       Defined            6157          462
Liquidity Services Inc         COM      53635b107           238   18400 SH       Defined           18400
Market Vectors Gold Miner - ET COM      57060U100         10493  201942 SH       Defined          196493         5449
Merck & Co                     COM      58933y105          3272   93555 SH       Defined           91291         2264
Neuberger Berman Intrmd Muni B COM      64124p101           333   23479 SH       Defined           23479
Oracle Corp                    COM      68389X105          3654  170255 SH       Defined          166995         3260
Quest Diagnostics, Inc         COM      74834L100           200    4021 SH       Defined            4021
Rent A Ctr Inc New             COM      76009n100           471   23250 SH       Defined           23250
Standard & Poor's 500 Deposito COM      78462f103          2223   21535 SH       Defined           21535
SPDR Gold Trust - ETF          COM      78463V107           419    3445 SH       Defined            2014         1431
Telus Corp Non-Vtg Shs         COM      87971m202          6592  182089 SH       Defined          179329         2760
U.S. Physical Therapy          COM      90337L108           350   20759 SH       Defined           20759
United Health Group Inc        COM      91324P102          2734   96268 SH       Defined           95022         1246
Valero Energy Corp             COM      91913Y100           518   28800 SH       Defined           28800
Valueclick Inc                 COM      92046n102           423   39600 SH       Defined           39600
Vanguard Intermediate-Term Cor COM      92206c870           383    4900 SH       Defined            4590          310
Verizon Communications         COM      92343v104          4770  170231 SH       Defined          167081         3150
Vodafone Group PLC New Sponsor COM      92857w209          1691   81800 SH       Defined           81350          450
Wellcare Health Plans          COM      94946t106          3319  139803 SH       Defined          138678         1125
WellPoint Inc                  COM      94973v107          5309  108505 SH       Defined          107215         1290
Windstream Corp                COM      97381w104           124   11703 SH       Defined           11703
Allied Wrld Assur              COM      g0219g203          5607  123565 SH       Defined          121090         2475
Argo Group International Holdi COM      g0464b107           976   31918 SH       Defined           31558          360
Aspen Ins Hldgs Ltd Shs        COM      g05384105          3687  149050 SH       Defined          144475         4575
Bunge Limited                  COM      g16962105          2953   60040 SH       Defined           58880         1160
Endurance Specialty Holdings L COM      g30397106          4595  122430 SH       Defined          118580         3850
Everest Re Group LTD           COM      g3223r108          2310   32670 SH       Defined           32070          600
Montpelier Re Holdings Ltd     COM      G62185106          1605  107530 SH       Defined          106430         1100
RenaissanceRe Holdings Ltd     COM      G7496G103          6114  108655 SH       Defined          106595         2060
Validus Holdings LTD           COM      g9319h102          2334   95566 SH       Defined           94201         1365
Noble Corporation              COM      h5833n103          3729  120645 SH       Defined          118395         2250
Flagstone Reinsurance Holdings COM      L3466T104          2015  186200 SH       Defined          182700         3500
REPORT SUMMARY                 124      DATA RECORDS     265505         1   OTHER MANAGERS ON WHOSE BEHALF REPORT
                                                                            IS FILED